ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Accounts receivable
Accounts receivable	¥ 10,754	¥ 9,176
Allowance for uncollectible Accounts receivable			¥ (2,058)
Accounts receivable, net	10,754	9,176
Movement of allowance for uncollectible receivables
Opening balance		2,058	23,256
Current period net provision			(9,577)
Write off in the current period		(2,058)	(11,621)
Ending balance			2,058
Contract assets
Contract assets		3,435,734
Allowance for Uncollectible Contract assets	(320,676)	(314,966)	(313,854)
Contract assets, net		3,120,768
Movement of allowance for uncollectible contract assets
Opening balance	314,966	313,854	232,571
Reclassification	22,742
Current year net provision	197,156	223,943	210,087
Write off in the current period	(214,188)	(222,831)	(128,804)
Ending balance	320,676	314,966	313,854
Accounts receivable and contract assets
Accounts receivable and contract assets	46,877	343,809
Allowance for uncollectible accounts receivable and contract assets	(22,868)	(95,607)
Accounts receivable and contract Assets, net	24,009	248,202
Opening balance	95,607	122,017	8,299
Reclassifications	(22,742)
Current year net provision	(10,809)	14,123	124,095
Write off in the current period	(39,188)	(40,533)	(10,377)
Ending balance	22,868	95,607	122,017
Amount of contract assets originated in current fiscal year	3,376,916	3,444,910
2023
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	3,036,803
2022
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	339,969	3,194,616
2021
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	144	241,403
2020
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year		8,891
Loan facilitation service
Accounts receivable
Allowance for uncollectible Accounts receivable			(375)	¥ (17,462)
Movement of allowance for uncollectible receivables
Opening balance		375
Current period net provision			(11,309)
Write off in the current period		(375)	(5,778)
Ending balance			375
Contract assets
Contract assets		2,951,326
Allowance for Uncollectible Contract assets	(276,307)	(288,365)	(287,397)
Contract assets, net		2,662,961
Movement of allowance for uncollectible contract assets
Opening balance	288,365	287,397	222,526
Reclassification	19,619
Current year net provision	123,001	158,696	157,708
Write off in the current period	(154,678)	(157,728)	(92,837)
Ending balance	276,307	288,365	287,397
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	2,561,082	2,951,325
Loan facilitation service | 2023
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	2,260,534
Loan facilitation service | 2022
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	300,405	2,723,311
Loan facilitation service | 2021
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	143	223,233
Loan facilitation service | 2020
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year		4,781
Post facilitation service
Accounts receivable
Allowance for uncollectible Accounts receivable			(1,683)
Movement of allowance for uncollectible receivables
Opening balance		1,683	3,958
Current period net provision			1,732
Write off in the current period		(1,683)	(4,007)
Ending balance			1,683
Contract assets
Contract assets		321,477
Allowance for Uncollectible Contract assets	(44,369)	(26,601)	(26,457)
Contract assets, net		294,876
Movement of allowance for uncollectible contract assets
Opening balance	26,601	26,457	10,045
Reclassification	3,123
Current year net provision	74,155	65,247	52,379
Write off in the current period	(59,510)	(65,103)	(35,967)
Ending balance	44,369	26,601	26,457
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	312,438	321,477
Post facilitation service | 2023
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	273,753
Post facilitation service | 2022
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	38,684	299,197
Post facilitation service | 2021
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	1	18,170
Post facilitation service | 2020
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year		4,110
Referral services fees
Accounts receivable
Accounts receivable	10,754	9,176
Allowance for uncollectible Accounts receivable
Accounts receivable, net	10,754	9,176
Movement of allowance for uncollectible receivables
Opening balance			1,836
Write off in the current period			(1,836)
Contract assets
Contract assets		162,931
Contract assets, net		162,931
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	503,396	172,108
Referral services fees | 2023
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	502,516
Referral services fees | 2022
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	880	172,108
Contract assets
Contract assets
Contract assets	3,366,162
Allowance for Uncollectible Contract assets	(320,676)
Contract assets, net	3,045,486
Movement of allowance for uncollectible contract assets
Ending balance	320,676
Contract assets | Loan facilitation service
Contract assets
Contract assets	2,561,082
Allowance for Uncollectible Contract assets	(276,307)
Contract assets, net	2,284,775
Movement of allowance for uncollectible contract assets
Ending balance	276,307
Accounts receivable and contract assets
Accounts receivable and contract assets	41,809	331,457
Allowance for uncollectible accounts receivable and contract assets	(18,542)	(88,348)
Accounts receivable and contract Assets, net	23,267	243,109
Opening balance	88,348	120,208	8,072
Reclassifications	(19,619)
Current year net provision	(22,554)	(4,334)	117,613
Write off in the current period	(27,633)	(27,526)	(5,477)
Ending balance	18,542	88,348	120,208
Contract assets | Post facilitation service
Contract assets
Contract assets	312,438
Allowance for Uncollectible Contract assets	(44,369)
Contract assets, net	268,069
Movement of allowance for uncollectible contract assets
Ending balance	44,369
Accounts receivable and contract assets
Accounts receivable and contract assets	6,428	20,907
Allowance for uncollectible accounts receivable and contract assets	(4,326)	(7,259)
Accounts receivable and contract Assets, net	2,102	13,648
Opening balance	7,259	1,809	227
Reclassifications	(3,123)
Current year net provision	11,745	18,457	6,482
Write off in the current period	(11,555)	(13,007)	(4,900)
Ending balance	4,326	7,259	¥ 1,809
Contract assets | Referral services fees
Contract assets
Contract assets	492,642
Contract assets, net	492,642
Accounts receivable and contract assets
Accounts receivable and contract assets	(1,360)	(8,555)
Accounts receivable and contract Assets, net	¥ (1,360)	¥ (8,555)